January 31, 2003




                                                        Semiannual
                      Oppenheimer                         Report
                                                          ------
                      Cash Reserves                     Management
                                                       Commentaries



[GRAPHIC]

Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

"In this generally weak and uncertain economic environment, we looked for tactical opportunities to invest at higher yields whenever possible."


                                                      [LOGO] OppenheimerFunds(R)
                                                         The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Cash Reserves seeks the maximum current income that is consistent with stability of principal.


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial Statements

24  Trustees and Officers




Current Yield*
          For the 7-Day Period
          Ended 1/31/03
          With                 Without
          Compounding 1        Compounding
-----------------------------------------------
Class A   0.41%                0.41%
-----------------------------------------------
Class B   0.14                 0.14
-----------------------------------------------
Class C   0.12                 0.12
-----------------------------------------------
Class N   0.29                 0.29

-----------------------------------------------
Current Yield*
          For the 6-Month Period
          Ended 1/31/03
          With                 Without
          Compounding 1        Compounding
-----------------------------------------------
Class A   0.74%                0.74%
-----------------------------------------------
Class B   0.37                 0.37
-----------------------------------------------
Class C   0.31                 0.31
-----------------------------------------------
Class N   0.69                 0.68

1. Compounded yields assume reinvestment of dividends.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
   In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
   Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
   We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.






[PHOTOS]

James C. Swain
Chairman
Oppenheimer
Cash Reserves

John V. Murphy
President
Oppenheimer
Cash Reserves



1  |  OPPENHEIMER CASH RESERVES

LETTER TO SHAREHOLDERS

   We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.


Sincerely,


/S/ James C. Swain           /S/ John V. Murphy
James C. Swain               John V. Murphy
February 24, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

2  |  OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
How has the Fund performed over the first half of its fiscal year?
A. During the six-month reporting period ended January 31, 2003, Oppenheimer Cash Reserves produced a 0.76% annualized yield for Class A shares, and when taking into account the effects of compounding, a 0.77% annualized effective yield for Class A shares. As of January 31, the Fund's seven-day yields, with and without compounding, were both 0.41% for Class A shares. 2 These returns are primarily the result of the period's low interest rates, which remained near historical lows throughout the reporting period.
   Although the Fund's annualized yield reflected the period's low short-term interest rates, the Fund successfully preserved its shareholders' capital in a highly volatile market environment for long-term financial assets. For many investors, money market funds such as Oppenheimer Cash Reserves represented a haven from a declining stock market.

What was the economic environment like over the last six months?
When the reporting period began in August 2002, the U.S. economy was still slowly recovering from the 2001 recession. To stimulate renewed economic growth, the Federal Reserve Board (the Fed) had previously reduced short-term interest rates aggressively with 11 rate cuts in 2001, driving the benchmark federal funds rate--the rate banks charge one another for overnight loans--to 1.75%, a 40-year low. Consumer spending remained relatively strong as Americans responded to low interest rates by purchasing automobiles, buying new homes and improving existing ones. However, corporations generally continued to curtail capital spending. Without support from the corporate sector, the economy's performance turned decidedly

[SIDEBAR]

Portfolio
Management Team
Carol Wolf
Barry Weiss



2. Compounded yields assume reinvestment of dividends. The Fund's investment strategy, allocations and focus can change over time. The seven-day simple yield is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account's compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

3  |  OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS

mixed, and many analysts became concerned that the recovery was in danger of stalling.
   Economic signals remained mixed throughout the third quarter of 2002, contributing to growing uncertainty among investors. What's more, investors became increasingly concerned about the potential economic effects of the corporate scandals affecting a number of major U.S. corporations. Heightened international tensions related to possible war in Iraq also contributed to investors' worries. Yet, despite these concerns, troubling signs of rising unemployment and a persistently weak stock market, the economy managed to grow at a relatively strong 4% rate between July and September 2002.
   In response to what it called a "soft patch" in the economy at the start of the fourth quarter 2002, the Fed intervened in November with a 0.5 percentage-point interest-rate reduction, its first in 2002, dropping the federal funds rate to 1.25%. Investors and consumers apparently responded well to this move, as the stock market rallied through most of the fourth quarter. However, continued war concerns proved to be a drag on the market's performance as the period closed out.

How did you respond to this type of economic environment?
In this generally weak and uncertain economic environment, we looked for tactical opportunities to invest at higher yields whenever possible. We occasionally identified such opportunities among commercial paper in the six-month maturity range. Otherwise, we had little choice, but to reinvest maturing securities at prevailing rates.
   From a security selection standpoint, we found what we believed to be relatively attractive values in very highly rated commercial paper, and these short-term debt instruments comprised the majority of the Fund. We also invested in variable-rate notes on which yields are re-set every three

4  |  OPPENHEIMER CASH RESERVES
months, as well as securities issued by U.S. government agencies, such as Fannie Mae and Freddie Mac.
   The Fund, which is managed to emphasize liquidity and safety, maintained a stable share price of $1.00 per share during the period, while continuing to provide its investors with an income stream. Please note, however that the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and cannot guarantee a $1.00 share price.

Could you explain the recent change made to the Fund?
OppenheimerFunds, Inc., the Fund's investment manager, has voluntarily agreed to limit its management fee to 0.40% of average annual net assets. 3 We believe this change is in the interests of Oppenheimer Cash Reserves shareholders. The dramatic decrease in interest rates paid by Fund's investments has had a substantial impact on the income the Fund is able to earn. Because the Fund has many fixed operating expenses that are necessary costs of conducting its business, we are taking a step that we believe is necessary and prudent to reduce operating expenses.

What is your outlook going forward?
Looking forward, we intend to maintain a relatively constructive posture until we see convincing signs of economic strength. Accordingly, we have maintained the Fund's weighted average maturity at points that are somewhat longer than the average for our peer group. In our view, this is a prudent approach to earning competitive levels of income while helping to ensure the safety and liquidity of the assets entrusted to us, and that is part of what makes Oppenheimer Cash Reserves, The Right Way to Invest.

3. This waiver took effect on 12/6/02 and can be amended or terminated at any time without advance notice.

5  |  OPPENHEIMER CASH RESERVES

NOTES

In reviewing performance, please remember that past performance does not guarantee future results. Yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yields include dividends in a hypothetical investment for the periods shown. The Fund's performance shown does not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income paid by the Fund. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.


6  |  OPPENHEIMER CASH RESERVES

                                                            Financial Statements
                                                                      Pages 8-23

7  |  OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  January 31, 2003 / Unaudited

                                 Principal                 Value
                                    Amount            See Note 1
-----------------------------------------------------------------
 Certificates of Deposit--12.3%
-----------------------------------------------------------------
 Domestic Certificates of Deposit--6.4%
 Bank of New York,
 1.29%, 8/21/03                $15,000,000        $   15,001,655
-----------------------------------------------------------------
 BNP Paribas, Chicago,
 1.66%, 4/9/03                  10,000,000            10,000,000
-----------------------------------------------------------------
 Citibank NA,
 1.33%, 2/27/03                  5,000,000             5,000,000
-----------------------------------------------------------------
 National Bank of
 Commerce, Tennessee,
 1.41%, 6/20/03 1               10,000,000             9,998,996
-----------------------------------------------------------------
 State Street Bank
 and Trust,
 1.33%, 2/13/03                  5,000,000             5,000,008
-----------------------------------------------------------------
 Suntrust Bank,
 1.47%, 5/23/03 1               10,000,000            10,002,898
-----------------------------------------------------------------
 Wells Fargo Bank
 NA, 1.28%, 3/14/03             10,000,000             9,999,997
                                                  ---------------
                                                      65,003,554

-----------------------------------------------------------------
 Yankee Certificates of Deposit--5.9%
 Abbey National
 Treasury Services,
 1.33%, 3/19/03                  9,000,000             9,000,000
-----------------------------------------------------------------
 Barclays Bank plc,
 New York,
 1.74%, 3/3/03                   5,000,000             4,999,915
-----------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce,
 New York:
 1.28%, 5/1/03                   5,000,000             5,000,000
 1.32%, 4/7/03                  20,000,000            20,000,353
 1.33%, 2/11/03                  5,000,000             5,000,000
-----------------------------------------------------------------
 Credit Lyonnais, New
 York, 1.29%, 4/17/03            5,000,000             5,000,104
-----------------------------------------------------------------
 Royal Bank of
 Scotland, New York,
 1.29%, 3/17/03                 10,000,000            10,000,121
                                                  ---------------
                                                      59,000,493
                                                  ---------------
 Total Certificates of Deposit
 (Cost $124,004,047)                                 124,004,047

-----------------------------------------------------------------
 Direct Bank Obligations--16.8%

 Abbey National
 North America LLC,
 1.31%, 2/10/03                  4,000,000             3,998,690


                                 Principal                 Value
                                    Amount            See Note 1
-----------------------------------------------------------------
 Direct Bank Obligations Continued

 ABN AMRO North
 America Finance, Inc.:
 1.74%, 4/17/03             $   15,000,000        $   14,945,625
 1.75%, 2/12/03                 10,000,000             9,994,653
-----------------------------------------------------------------
 Credit Lyonnais
 North America,
 Inc., 1.30%, 4/14/03           24,000,000            23,937,960
-----------------------------------------------------------------
 Danske Corp.,
 Series A,
 1.29%, 4/7/03                   7,000,000             6,983,696
-----------------------------------------------------------------
 Governor & Co. of
 the Bank of Ireland,
 1.76%, 4/23/03 2               15,000,000            14,940,600
-----------------------------------------------------------------
 HBOS Treasury Services:
 1.33%, 6/27/03                 10,000,000             9,946,264
 1.70%, 3/12/03                 15,000,000            14,972,375
-----------------------------------------------------------------
 Lloyds TSB Bank plc,
 1.76%, 4/24/03                  5,500,000             5,478,014
-----------------------------------------------------------------
 National City Bank
 of Indiana,
 1.52%, 3/7/03                  10,000,000            10,000,000
-----------------------------------------------------------------
 Nationwide
 Building Society:
 1.54%, 2/4/03                   7,000,000             6,999,101
 1.74%, 4/16/03                  5,000,000             4,982,168
-----------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.29%, 4/9/03                  10,000,000             9,975,991
 1.35%, 5/21/03                  2,700,000             2,688,964
-----------------------------------------------------------------
 Societe Generale
 North America,
 1.77%, 2/3/03                   5,000,000             4,999,510
-----------------------------------------------------------------
 Svenska
 Handelsbanken,
 Inc., Series S,
 1.75%, 3/12/03                  5,000,000             4,990,521
-----------------------------------------------------------------
 Swedbank AB,
 1.74%, 5/2/03                  20,000,000            19,913,000
                                                    -------------
 Total Direct Bank
 Obligations
 (Cost $169,747,132)                                 169,747,132

-----------------------------------------------------------------
 Letters of Credit--0.2%

 Barclays Bank plc, guaranteeing
 commercial paper of Banco
 Nacional de Comerercio
 Exterior SNC,
 1.35%, 3/5/03
 (Cost $2,497,000)               2,500,000             2,497,000




8  |  OPPENHEIMER CASH RESERVES

                                 Principal                 Value
                                    Amount            See Note 1
-----------------------------------------------------------------
 Short-Term Notes--66.5%
-----------------------------------------------------------------
 Asset-Backed--23.4%
 Barton Capital Corp.,
 1.27%, 2/24/03 2              $10,000,000        $    9,991,886
-----------------------------------------------------------------
 Charta Corp.,
 1.35%, 2/20/03 2                5,000,000             4,996,437
-----------------------------------------------------------------
 Fairway Finance Corp.,
 1.29%, 7/18/03 2               17,600,000            17,494,679
-----------------------------------------------------------------
 FCAR Owner Trust I:
 1.23%, 7/17/03                 12,000,000            11,929,727
 1.29%, 7/21/03                 10,000,000             9,939,083
 1.72%, 3/3/03                   5,000,000             4,992,833
-----------------------------------------------------------------
 Gemini Securitization
 Corp., 1.33%, 2/3/03 2         17,000,000            16,998,744
-----------------------------------------------------------------
 GOVCO, Inc.:
 1.29%, 4/21/03 2               12,000,000            11,966,030
 1.33%, 2/10/03 2                5,000,000             4,998,338
-----------------------------------------------------------------
 Greyhawk
 Funding LLC:
 1.26%, 3/25/03 2               10,000,000             9,981,800
 1.29%, 4/4/03 2                10,000,000             9,977,783
-----------------------------------------------------------------
 La Fayette Asset
 Securitization:
 1.32%, 2/6/03 2                 7,500,000             7,498,625
 1.37%, 3/17/03 2                5,179,000             5,170,138
 1.39%, 3/18/03 2               15,000,000            14,973,938
-----------------------------------------------------------------
 Lexington Parker
 Capital Co. LLC:
 1.27%, 7/25/03 2               15,000,000            14,907,925
 1.38%, 2/18/03 2                4,638,000             4,634,978
 1.76%, 3/14/03 2                8,000,000             7,983,964
-----------------------------------------------------------------
 Neptune
 Funding Corp.:
 1.40%, 3/24/03 2               15,000,000            14,970,250
 1.41%, 3/31/03 2                5,500,000             5,487,506
 1.44%, 6/4/03 2                 4,000,000             3,980,320
 1.80%, 2/28/03 2                5,000,000             4,993,250
-----------------------------------------------------------------
 New Center
 Asset Trust:
 1.73%, 2/28/03                  6,000,000             5,992,215
 1.76%, 3/17/03                  3,000,000             2,993,547
 1.77%, 3/7/03                  10,000,000             9,983,283
-----------------------------------------------------------------
 Perry Global
 Funding LLC, Series A:
 1.71%, 2/7/03 2                 5,000,000             4,998,575
 1.75%, 2/21/03 2                4,000,000             3,996,111
-----------------------------------------------------------------
 Scaldis Capital
 LLC, 1.81%, 3/14/03 2           8,500,000             8,482,478
-----------------------------------------------------------------
 Sheffield Receivables
 Corp., 1.38%, 5/21/03 2         2,000,000             1,991,643
                                                  ---------------
                                                     236,306,086


                                 Principal                 Value
                                    Amount            See Note 1
-----------------------------------------------------------------
 Banks--1.7%
 JP Morgan
 Chase & Co.:
 1.30%, 4/3/03                 $12,000,000        $   11,973,567
 1.35%, 2/14/03                  5,000,000             4,997,562
                                                  ---------------
                                                      16,971,129

-----------------------------------------------------------------
 Broker-Dealers--9.7%
 Banc of America
 Securities LLC,
 1.46%, 2/3/03 1                15,000,000            15,000,000
-----------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 1.27%, 4/15/03                 15,000,000            14,961,371
 1.28%, 4/29/03                 10,000,000             9,969,067
-----------------------------------------------------------------
 Goldman Sachs
 Group LP:
 1.42%, 3/13/03 3               10,000,000            10,000,000
 1.48%, 5/29/03 3                4,500,000             4,500,000
 1.56%, 5/5/03 3                 4,500,000             4,500,000
-----------------------------------------------------------------
 Morgan Stanley:
 1.27%, 4/24/03                 10,000,000             9,971,072
 1.31%, 12/2/03 1               10,000,000            10,000,000
-----------------------------------------------------------------
 Salomon Smith
 Barney Holdings, Inc.:
 1.27%, 4/11/03                  9,000,000             8,978,092
 1.31%, 4/25/03 1               10,000,000            10,000,000
                                                  ---------------
                                                      97,879,602

-----------------------------------------------------------------
 Chemicals--1.5%
 BASF AG:
 1.31%, 4/30/03 2               10,000,000             9,968,100
 1.33%, 2/21/03 2                5,000,000             4,996,305
                                                  ---------------
                                                      14,964,405

-----------------------------------------------------------------
 Commercial Finance--0.1%
 Private Export
 Funding Corp.,
 1.76%, 4/17/03 2                1,000,000               996,333
-----------------------------------------------------------------
 Consumer Finance--4.0%
 American Express
 Credit Corp.,
 1.68%, 3/5/03                  10,000,000             9,985,067
-----------------------------------------------------------------
 American Express
 Credit Corp., Series B:
 1.34%, 4/25/03 1               10,000,000            10,000,000
 1.37%, 5/7/03 1                10,000,000            10,000,000
-----------------------------------------------------------------
 American General
 Finance Corp.,
 1.28%, 4/16/03                 10,000,000             9,973,689
                                                  ---------------
                                                      39,958,756




9  |  OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                 Principal                 Value
                                    Amount            See Note 1
--------------------------------------------------------------------------------
 Diversified Financial--2.4%
 General Electric
 Capital Corp.,
 1.76%, 3/14/03                $ 9,000,000        $    8,981,960
--------------------------------------------------------------------------------
 General Electric
 Capital Services,
 1.70%, 2/7/03                   5,000,000             4,998,583
--------------------------------------------------------------------------------
 Wells Fargo
 Financial, Inc.,
 1.75%, 3/19/03                 10,600,000            10,576,365
                                                  ---------------
                                                      24,556,908

--------------------------------------------------------------------------------
 Food Products--2.5%
 Nestle Capital Corp.:
 1.87%, 2/3/03 2                15,000,000            14,998,442
 1.90%, 2/5/03 2                10,000,000             9,997,889
                                                  ---------------
                                                      24,996,331

--------------------------------------------------------------------------------
 Insurance--5.5%
 General Electric Capital
 Assurance Co.,
 1.43%, 12/1/03 1,3             15,000,000            15,000,000
--------------------------------------------------------------------------------
 ING America Insurance
 Holdings, Inc.:
 1.34%, 3/12/03                  5,000,000             4,992,742
 1.35%, 3/5/03                   5,000,000             4,994,000
--------------------------------------------------------------------------------
 Metropolitan Life
 Insurance Co.,
 1.43%, 2/3/03 1                10,000,000            10,000,000
--------------------------------------------------------------------------------
 Pacific Life Insurance
 Co., 1.40%, 2/14/03 1,3         5,000,000             5,000,000
--------------------------------------------------------------------------------
 Prudential Insurance
 Co. of America,
 1.39%, 4/1/03 1                10,000,000            10,000,000
--------------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.48%, 2/3/03 1,3               5,000,000             5,000,000
                                                  ---------------
                                                      54,986,742

--------------------------------------------------------------------------------
 Leasing & Factoring--2.0%
 American Honda
 Finance Corp.:
 1.36%, 4/9/03 1                 5,000,000             5,000,000
 1.66%, 8/4/03 1,4              10,000,000            10,000,000


                                 Principal                 Value
                                    Amount            See Note 1
--------------------------------------------------------------------------------
 Leasing & Factoring Continued
 Volkswagen
 of America,
 1.33%, 2/21/03 2              $ 5,000,000        $    4,996,306
                                                  ---------------
                                                      19,996,306

--------------------------------------------------------------------------------
 Media--0.5%
 McGraw-Hill Cos., Inc.,
 1.33%, 5/13/03                  5,000,000             4,981,343
--------------------------------------------------------------------------------
 Metals/Mining--0.5%
 Rio Tinto Ltd.,
 1.33%, 3/12/03 2                5,000,000             4,992,796
--------------------------------------------------------------------------------
 Oil & Gas--1.0%
 Shell Finance UK plc,
 1.35%, 5/5/03 2                 5,000,000             4,982,562
--------------------------------------------------------------------------------
 Total Fina Elf SA,
 1.76%, 4/24/03 2                5,000,000             4,979,956
                                                  ---------------
                                                       9,962,518

--------------------------------------------------------------------------------
 Special Purpose Financial--11.7%
 AriesOne
 Metafolio Corp.:
 1.35%, 2/13/03 2               10,000,000             9,995,500
 1.36%, 2/5/03 2                16,040,000            16,037,583
--------------------------------------------------------------------------------
 Beta Finance, Inc.:
 1.31%, 4/22/03 1,4             10,000,000             9,999,000
 1.75%, 3/24/03 2                4,500,000             4,488,844
--------------------------------------------------------------------------------
 Blue Spice LLC,
 1.44%, 5/23/03 2,3             10,000,000             9,955,600
--------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series A:
 1.75%, 2/4/03                   5,000,000             4,999,271
 1.75%, 3/6/03                   5,000,000             4,991,979
--------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series B,
 1.32%, 2/19/03                  4,500,000             4,497,030
--------------------------------------------------------------------------------
 CORSAIR Trust,
 Series 1-1005,
 1.63%, 9/17/03 1,4             10,000,000            10,000,000
--------------------------------------------------------------------------------
 Independence
 Funding LLC,
 1.32%, 4/8/03 2                10,000,000             9,975,800

10  |  OPPENHEIMER CASH RESERVES

                                 Principal                 Value
                                    Amount            See Note 1
--------------------------------------------------------------------------------
 Special Purpose Financial Continued
 LINKS Finance LLC,
 1.39%, 5/15/03 1              $15,000,000        $   14,998,500
--------------------------------------------------------------------------------
 RACERS, Series
 2002-31-C,
 1.36%, 9/3/03 1,4               6,500,000             6,491,290
--------------------------------------------------------------------------------
 RACERS, Series
 2002-36-C, 1.36%,
 10/1/03 1,4                    12,000,000            11,983,080
                                                  ---------------
                                                     118,413,477
                                                  ---------------
 Total Short-Term Notes
 (Cost $669,962,732)                                 669,962,732

--------------------------------------------------------------------------------
 U.S. Government Agencies--3.9%

 Federal Home Loan Bank:
 1.58%, 12/9/03                 15,000,000            15,000,000
 1.60%, 12/16/03                10,000,000            10,000,000
--------------------------------------------------------------------------------
 FNMA Master
 Credit Facility,
 2%, 4/1/03                     14,000,000            13,954,111
                                                  ---------------
 Total U.S. Government
 Agencies (Cost $38,954,111)                          38,954,111

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $1,005,165,022)                99.7%        1,005,165,022
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                    0.3             2,967,026
                                   ------------------------------
 Net Assets                          100.0%       $1,008,132,048
                                   ==============================


 Footnotes to Statement of Investments

 Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

 1. Represents the current interest rate for a variable or increasing rate security.
 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $316,778,014, or 31.42% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
 3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.
 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,473,370 or 4.81% of the Fund's net assets as of January 31, 2003.

 See accompanying Notes to Financial Statements.




11  |  OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 January 31, 2003
-----------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $1,005,165,022)-- see accompanying statement             $1,005,165,022
-----------------------------------------------------------------------------------------------------
 Cash                                                                                      1,778,214
-----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                        8,530,756
 Interest                                                                                    620,816
 Other                                                                                       169,944
                                                                                      ---------------
 Total assets                                                                          1,016,264,752

-----------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                    7,473,000
 Transfer and shareholder servicing agent fees                                               377,130
 Shareholder reports                                                                          96,519
 Dividends                                                                                    86,694
 Distribution and service plan fees                                                           84,031
 Trustees' compensation                                                                        1,160
 Other                                                                                        14,170
                                                                                      ---------------
 Total liabilities                                                                         8,132,704


-----------------------------------------------------------------------------------------------------
 Net Assets                                                                           $1,008,132,048
                                                                                      ===============


-----------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                           $    1,008,016
-----------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                            1,007,050,543
-----------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                     73,489
                                                                                      ---------------
 Net Assets                                                                           $1,008,132,048
                                                                                      ===============





12  |  OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $449,708,886 and 449,686,851 shares of beneficial interest
 outstanding)                                                           $1.00
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $396,157,046 and 396,087,648 shares of beneficial interest
 outstanding)                                                           $1.00
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,589,538 and 116,569,236 shares of beneficial interest
 outstanding)                                                           $1.00
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $45,676,578 and 45,672,302 shares of beneficial interest
 outstanding)                                                           $1.00



 See accompanying Notes to Financial Statements.




13  |  OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended January 31, 2003
-------------------------------------------------------------------------------
 Investment Income

 Interest                                                          $ 9,043,218

-------------------------------------------------------------------------------
 Expenses

 Management fees                                                     2,339,682
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               439,214
 Class B                                                             1,439,053
 Class C                                                               397,663
 Class N                                                               120,914
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               981,075
 Class B                                                               536,549
 Class C                                                               193,669
 Class N                                                                36,296
-------------------------------------------------------------------------------
 Shareholder reports                                                    43,112
-------------------------------------------------------------------------------
 Custodian fees and expenses                                            15,407
-------------------------------------------------------------------------------
 Trustees' compensation                                                  4,375
-------------------------------------------------------------------------------
 Other                                                                  65,245
                                                                    -----------
 Total expenses                                                      6,612,254
 Less reduction to custodian expenses                                     (332)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Classes A, B, C and N                          (236,903)
 Less voluntary waiver of management fees                              (97,112)
                                                                    -----------
 Net expenses                                                        6,277,907


-------------------------------------------------------------------------------
 Net Investment Income                                               2,765,311



-------------------------------------------------------------------------------
 Net Realized Gain on Investments                                       73,489



-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $2,838,800
                                                                    ===========




 See accompanying Notes to Financial Statements.




14  |  OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months                      Year
                                                               Ended                     Ended
                                                    January 31, 2003                  July 31,
                                                         (Unaudited)                      2002
-----------------------------------------------------------------------------------------------
 Operations

 Net investment income                                $    2,765,311            $    8,291,141
-----------------------------------------------------------------------------------------------
 Net realized gain                                            73,489                   110,956
                                                      -----------------------------------------
 Net increase in net assets resulting from operations      2,838,800                 8,402,097

-----------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                  (1,655,764)               (5,240,579)
 Class B                                                    (768,158)               (2,136,831)
 Class C                                                    (175,083)                 (681,306)
 Class N                                                    (166,306)                 (139,943)

-----------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          --                   (46,805)
 Class B                                                          --                   (33,340)
 Class C                                                          --                    (9,923)
 Class N                                                          --                    (2,414)

-----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                   9,783,009                43,941,742
 Class B                                                 (21,639,581)              178,524,051
 Class C                                                  (6,538,592)               38,029,783
 Class N                                                   2,912,241                38,485,352

-----------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                               (15,409,434)              299,091,884
-----------------------------------------------------------------------------------------------
 Beginning of period                                   1,023,541,482               724,449,598
                                                      -----------------------------------------
 End of period                                        $1,008,132,048            $1,023,541,482
                                                      =========================================


 See accompanying Notes to Financial Statements.




15  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

                                                       Six Months                                                         Year
                                                            Ended                                                        Ended
                                                 January 31, 2003                                                     July 31,
 Class A                                              (Unaudited)       2002         2001        2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $1.00      $1.00        $1.00       $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                         -- 1      .01          .05         .05          .04         .04
 Net realized gain                                             --         -- 1         --          --           --          --
                                                            ----------------------------------------------------------------------
 Total from investment operations                              -- 1      .01          .05         .05          .04         .04
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          -- 1     (.01)        (.05)       (.05)        (.04)       (.04)
 Distributions from net realized gain                          --         -- 1         --          --           --          --
                                                            ----------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                 -- 1     (.01)        (.05)       (.05)        (.04)       (.04)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $1.00      $1.00        $1.00       $1.00        $1.00       $1.00
                                                            ======================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                              0.38%      1.31%        4.84%       5.10%        4.30%       4.61%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $449,709   $439,893     $395,898    $317,198     $264,632    $210,477
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $443,684   $405,285     $351,490    $312,440     $245,622    $186,795
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                       0.74%      1.30%        4.67%       5.00%        4.22%       4.48%
 Expenses                                                    1.13%      1.17%        1.15%       1.06%        1.10%       1.28% 4
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses and/or voluntary
 waiver of management fees                                   1.02%      1.16%        1.15%       1.06%        1.10%       1.28%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER CASH RESERVES

                                                       Six Months                                                         Year
                                                            Ended                                                        Ended
                                                 January 31, 2003                                                     July 31,
 Class B                                              (Unaudited)       2002         2001        2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                      $ 1.00     $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                         -- 1      .01          .04         .04          .04         .04
 Net realized gain                                             --         -- 1         --          --           --          --
                                                           -----------------------------------------------------------------------
 Total from investment operations                              -- 1      .01          .04         .04          .04         .04
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          -- 1     (.01)        (.04)       (.04)        (.04)       (.04)
 Distributions from net realized gain                          --         -- 1         --          --           --          --
                                                           -----------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                 -- 1     (.01)        (.04)       (.04)        (.04)       (.04)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $1.00      $1.00        $1.00       $1.00        $1.00       $1.00
                                                         =========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                              0.19%      0.76%        4.25%       4.52%        3.72%       3.98%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $396,157   $417,768     $239,201    $172,345     $204,081     $80,005
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $401,563   $288,676     $208,775    $225,824     $170,068     $73,003
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                       0.38%      0.75%        4.07%       4.40%        3.67%       3.93%
 Expenses                                                    1.47%      1.71%        1.70%       1.61%        1.65%       1.83% 4
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses and/or voluntary
 waiver of management fees                                   1.36%      1.70%        1.70%       1.61%        1.65%       1.83%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

                                                       Six Months                                                         Year
                                                            Ended                                                        Ended
                                                 January 31, 2003                                                     July 31,
 Class C                                              (Unaudited)       2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $1.00      $1.00        $1.00       $1.00        $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                         -- 1      .01          .04         .04          .04         .04
 Net realized gain                                             --         -- 1         --          --           --          --
                                                            ---------------------------------------------------------------------
 Total from investment operations                              -- 1      .01          .04         .04          .04         .04
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          -- 1     (.01)        (.04)       (.04)        (.04)       (.04)
 Distributions from net realized gain                          --         -- 1         --          --           --          --
                                                            ---------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                 -- 1     (.01)        (.04)       (.04)        (.04)       (.04)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $1.00      $1.00        $1.00       $1.00        $1.00       $1.00
                                                            =====================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                              0.16%      0.76%        4.26%       4.52%        3.73%       3.99%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $116,590   $123,120      $85,076     $49,382      $49,607     $18,101
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $111,262   $ 85,893      $68,741     $59,556      $37,244     $15,297
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                       0.31%      0.80%        4.07%       4.44%        3.67%       3.94%
 Expenses                                                    1.55%      1.71%        1.70%       1.61%        1.65%       1.83% 4
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses and/or voluntary
 waiver of management fees                                   1.44%      1.70%        1.70%       1.61%        1.65%       1.83%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER CASH RESERVES

                                                       Six Months                    Year
                                                            Ended                   Ended
                                                 January 31, 2003                July 31,
 Class N                                              (Unaudited)       2002       2001 1
------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $1.00      $1.00        $1.00
------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                         -- 2      .01          .01
 Net realized gain                                             --         -- 2         --
                                                            ------------------------------
 Total from investment operations                              -- 2      .01          .01
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          -- 2     (.01)        (.01)
 Distributions from net realized gain                          --         -- 2         --
                                                            ------------------------------
 Total dividends and/or distributions to shareholders          -- 2     (.01)        (.01)
------------------------------------------------------------------------------------------
 Net asset value, end of period                             $1.00      $1.00        $1.00
                                                            ==============================

------------------------------------------------------------------------------------------
 Total Return 3                                              0.35%      1.08%        1.49%

------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $45,677    $42,761       $4,275
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $47,994    $21,014       $  737
------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                       0.69%      0.68%        3.03%
 Expenses                                                    1.14%      1.47%        1.19%
 Expenses, net of voluntary waiver of transfer agent fees
 and/or reduction to custodian expenses and/or voluntary
 waiver of management fees                                   1.03%      1.46%        1.19%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
    As of January 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.


20  |  OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended January 31, 2003               Year Ended July 31, 2002
                                       Shares            Amount              Shares             Amount
-------------------------------------------------------------------------------------------------------
 Class A
 Sold                             302,391,390     $ 302,391,390         725,626,956     $  725,626,956
 Dividends and/or
 distributions reinvested           1,560,882         1,560,882           5,044,104          5,044,104
 Redeemed                        (294,169,263)     (294,169,263)       (686,729,318)      (686,729,318)
                                 ----------------------------------------------------------------------
 Net increase                       9,783,009     $   9,783,009          43,941,742     $   43,941,742
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
 Class B
 Sold                             237,039,933     $ 237,039,933         600,768,660     $  600,768,660
 Dividends and/or
 distributions reinvested             704,067           704,067           1,988,404          1,988,404
 Redeemed                        (259,383,581)     (259,383,581)       (424,233,013)      (424,233,013)
                                 ----------------------------------------------------------------------
 Net increase (decrease)          (21,639,581)    $ (21,639,581)        178,524,051     $  178,524,051
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
 Class C
 Sold                             114,064,756     $ 114,064,756         242,337,624     $  242,337,624
 Dividends and/or
 distributions reinvested             158,855           158,855             568,139            568,139
 Redeemed                        (120,762,203)     (120,762,203)       (204,875,980)      (204,875,980)
                                 ----------------------------------------------------------------------
 Net increase (decrease)           (6,538,592)    $  (6,538,592)         38,029,783     $   38,029,783
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
 Class N
 Sold                              89,731,317     $  89,731,317          84,380,207     $   84,380,207
 Dividends and/or
 distributions reinvested             163,348           163,348             135,286            135,286
 Redeemed                         (86,982,424)      (86,982,424)        (46,030,141)       (46,030,141)
                                 ----------------------------------------------------------------------
 Net increase                       2,912,241     $   2,912,241          38,485,352     $   38,485,352
                                 ======================================================================


21  |  OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this agreement the Fund was reimbursed $97,112 for the six months ended January 31, 2003. That expense limitation can be amended or terminated at any time without advance notice.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $27.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                Concessions            Concessions              Concessions            Concessions
                                 on Class A             on Class B               on Class C             on Class N
                            Shares Advanced        Shares Advanced          Shares Advanced        Shares Advanced
 Six Months Ended          by Distributor 1       by Distributor 1         by Distributor 1       by Distributor 1
------------------------------------------------------------------------------------------------------------------
 January 31, 2003                       $--               $250,376                 $129,484               $562,483

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                    Class A                Class B                  Class C                Class N
                                 Contingent             Contingent               Contingent             Contingent
                                   Deferred               Deferred                 Deferred               Deferred
                              Sales Charges          Sales Charges            Sales Charges          Sales Charges
                                Retained by            Retained by              Retained by            Retained by
 Six Months Ended               Distributor            Distributor              Distributor            Distributor
------------------------------------------------------------------------------------------------------------------
 January 31, 2003                   $17,896               $568,004                  $36,325               $742,553




22  | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. For the six months ended January 31, 2003, payments under the Class A Plan totaled $439,214, all of which were paid by the Distributor to recipients, and included $69,726 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class N plan. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum.

 Distribution fees paid to the Distributor for the six months ended January 31, 2003, were as follows:

                                                                                        Distributor's
                                                                  Distributor's             Aggregate
                                                                      Aggregate          Unreimbursed
                                                                   Unreimbursed         Expenses as %
                        Total Payments     Amount Retained             Expenses         of Net Assets
                            Under Plan      by Distributor           Under Plan              of Class
-----------------------------------------------------------------------------------------------------
 Class B Plan               $1,439,053          $1,439,052           $       --                   --%
 Class C Plan                  397,663             397,192                   --                   --
 Class N Plan                  120,914             114,828            1,988,604                 4.35


--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of January 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2003 was $53,955,600, which represents 5.35% of the Fund's net assets.


23  |  OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
 Trustees and Officers          James C. Swain, Chairman and Trustee
                                John V. Murphy, President and Trustee
                                William L. Armstrong, Trustee
                                Robert G. Avis, Trustee
                                George C. Bowen, Trustee
                                Edward L. Cameron, Trustee
                                Jon S. Fossel, Trustee
                                Sam Freedman, Trustee
                                Beverly L. Hamilton, Trustee
                                Robert J. Malone, Trustee
                                F. William Marshall, Jr., Trustee
                                Barry D. Weiss, Vice President
                                Carol E. Wolf, Vice President
                                Robert G. Zack, Vice President and Secretary
                                Brian W. Wixted, Treasurer, Principal Financial
                                 and Accounting Officer

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 Investment Advisor             OppenheimerFunds, Inc.

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 Distributor                    OppenheimerFunds Distributor, Inc.

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 Transfer and Shareholder       OppenheimerFunds Services
 Servicing Agent

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 Independent Auditors           Deloitte & Touche LLP

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 Legal Counsel                  Myer, Swanson, Adams & Wolf, P.C.
 to the Fund

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 Legal Counsel to the           Mayer Brown Rowe & Maw
 Independent Trustees

                                The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


                   (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

24  |  OPPENHEIMER CASH RESERVES

OPPENHEIMERFUNDS FAMILY

---------------------------------------------------------------------------------------------------------------------------
 Global Equity       Developing Markets Fund                     Global Fund
                     International Small Company Fund            Quest Global Value Fund
                     Europe Fund                                 Global Growth & Income Fund
                     International Growth Fund
---------------------------------------------------------------------------------------------------------------------------
 Equity              Stock                                       Stock & Bond
                     Emerging Technologies Fund                  Quest Opportunity Value Fund
                     Emerging Growth Fund                        Total Return Fund
                     Enterprise Fund                             Quest Balanced Value Fund
                     Discovery Fund                              Capital Income Fund
                     Main Street(R) Small Cap Fund               Multiple Strategies Fund
                     Small Cap Value Fund                        Disciplined Allocation Fund
                     MidCap Fund                                 Convertible Securities Fund
                     Main Street(R) Opportunity Fund             Specialty
                     Growth Fund                                 Real Asset Fund(R)
                     Capital Appreciation Fund                   Gold & Special Minerals Fund
                     Main Street(R) Growth & Income Fund         Tremont Market Neutral Fund, LLC 1
                     Value Fund                                  Tremont Opportunity Fund, LLC 1
                     Quest Capital Value Fund
                     Quest Value Fund
                     Trinity Large Cap Growth Fund
                     Trinity Core Fund
                     Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------------
 Income              Taxable                                     Rochester Division
                     International Bond Fund                     California Municipal Fund 3
                     High Yield Fund                             New Jersey Municipal Fund 3
                     Champion Income Fund                        AMT-Free New York Municipals 3,4
                     Strategic Income Fund                       Municipal Bond Fund
                     Bond Fund                                   Limited Term Municipal Fund 5
                     Senior Floating Rate Fund                   Rochester National Municipals
                     U.S. Government Trust                       Rochester Fund Municipals
                     Limited-Term Government Fund                Limited Term New York Municipal Fund
                     Capital Preservation Fund 2                 Pennsylvania Municipal Fund 3
---------------------------------------------------------------------------------------------------------------------------
 Select Managers     Stock                                       Stock & Bond
                     Mercury Advisors Focus Growth Fund          QM Active Balanced Fund 2
                     Gartmore Millennium Growth Fund II
                     Jennison Growth Fund
                     Salomon Brothers All Cap Fund 6
                     Mercury Advisors S&P 500(R) Index Fund 2
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 Money Market 7      Money Market Fund                           Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer New York Municipal Fund" on January 22, 2003.
 5. The Fund's name was changed from "Oppenheimer Intermediate Municipal Fund" on September 30, 2002.
 6. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
 7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

25  |  OPPENHEIMER CASH RESERVES

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Denver, CO 80231
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RS0760.001.0103   April 1, 2003                                Distributor, Inc.